Consolidated statements of changes in equity (deficit) (Parenthetical) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Consolidated statements of changes in equity (deficit)
Transaction costs	$ 2,928,799	$ 183,449	$ 599,181